Acquisitions (Tables)	12 Months Ended
Sep. 30, 2012
Business Combinations [Abstract]
Information related to the acquisition/Acquisitions of domestic and foreign pawn lending locations
The following tables provide information related to domestic and foreign acquisitions for the years ended September 30, 2012, 2011 and 2010:

	Fiscal Year Ended September 30,
	2012		2011	2010
	Crediamigo	Other Acquisitions
Number of asset purchase acquisitions	—	7	9	5
Number of stock purchase acquisitions	1	4	3	—

U.S. stores acquired	—	50	34	16
Foreign stores acquired	45	1	6	—
Total stores acquired	45	51	40	16

	Fiscal Year Ended September 30,
	2012		2011	2010
	Crediamigo	Other Acquisitions
	(in thousands)
Consideration:
Cash	$45,001	$95,415	$69,057	$21,864
Equity instruments	—	17,984	7,304	—
Deferred consideration	5,785	—	—	—
Contingent consideration	23,000	—	—	—
Fair value of total consideration transferred	73,786	113,399	76,361	21,864
Cash acquired	(13,641)	(2,833)	(1,138)	(58)
Total purchase price	$60,145	$110,566	$75,223	$21,806

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

	Fiscal Year Ended September 30,
	2012		2011	2010
	Crediamigo	Other Acquisitions
Current assets:	(in thousands)
Pawn loans, net	$—	$6,781	$8,572	$2,700
Consumer loans, net	8,935	3,641	710	—
Service charges and fees receivable, net	18,844	1,940	1,270	379
Inventory, net	—	5,911	4,838	1,542
Deferred tax asset	—	238	461	223
Prepaid expenses and other assets	3,543	204	728	66
Total current assets	31,322	18,715	16,579	4,910
Property and equipment, net	2,326	4,061	1,051	387
Goodwill	99,486	99,747	56,703	15,870
Non-current consumer loans, net	56,120	—	—	—
Intangible assets	16,400	3,980	2,478	1,027
Other assets	7,497	294	80	30
Total assets	$213,151	$126,797	$76,891	$22,224
Current liabilities:
Accounts payable and other accrued expenses	$6,853	$5,496	$1,176	$93
Customer layaway deposits	—	808	182	102
Current maturities of long-term debt	22,810	—	—	—
Other current liabilities	—	257	26	—
Total current liabilities	29,663	6,561	1,384	195
Long-term debt, less current maturities	86,872	—	—	—
Deferred tax liability	171	113	284	223
Total liabilities	116,706	6,674	1,668	418
Redeemable noncontrolling interest	36,300	9,557	—	—
Net assets acquired	$60,145	$110,566	$75,223	$21,806
Goodwill deductible for tax purposes	$—	$48,445	$34,376	$15,870
Indefinite lived intangible assets acquired:
Trade name	$2,200	$2,706	$—	$—
Pawn licenses	$—	$—	$—	$607
Definite lived intangible assets acquired:
Favorable lease asset	$—	$404	$111	$—
Non-compete agreements	$300	$420	$769	$420
Contractual relationship	$13,900	$450	$—	$—